Acquisitions - Narrative (Details) - Reldan Group R in Millions, $ in Millions	10 Months Ended		12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Mar. 15, 2024
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Revenue contributed	R 6,306	$ 344
Profit contributed	R 47	$ 2
Revenue of combined entity as if combination occurred at beginning of period			R 113,176
Profit (loss) of combined entity as if combination occurred at beginning of period			5,733
Acquisition-related costs			111		R 75
Pro Forma
Disclosure of detailed information about business combination [line items]
Revenue contributed			7,353	$ 423
Profit contributed			R 24	$ 1